T. ROWE PRICE Floating Rate Fund
August 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 85.7% (1)
Aerospace & Defense 1.2%
Brown Group Holding, FRN, 1M TSFR + 3.75%, 6.205%, 6/9/22 (2) 7,255 7,145
Dynasty Acquisition, FRN, 1M USD LIBOR + 3.50%, 6.024%,
4/6/26  18,329 17,637
Peraton, FRN, 1M USD LIBOR + 3.75%, 6.274%, 2/1/28  13,635 13,226
Peraton, FRN, 1M USD LIBOR + 7.75%, 10.141%, 2/1/29  6,509 6,181
Spirit AeroSystems, FRN, 1M USD LIBOR + 3.75%, 6.274%,
1/15/25  4,170 4,133
TransDigm, FRN, 1M USD LIBOR + 2.25%, 4.774%, 12/9/25  8,233 8,007
56,329
Airlines 3.6%
AAdvantage Loyalty IP, FRN, 1M USD LIBOR + 4.75%, 7.46%,
4/20/28  45,685 44,905
Air Canada, FRN, 1M USD LIBOR + 3.50%, 6.421%, 8/11/28  7,285 7,031
American Airlines, FRN, 3M USD LIBOR + 1.75%, 4.243%, 6/27/25  4,270 3,950
American Airlines, FRN, 3M USD LIBOR + 2.00%, 4.391%,
12/15/23  10,306 10,171
KKR Apple Bidco, FRN, 1M USD LIBOR + 2.75%, 5.274%, 9/22/28  16,807 16,397
KKR Apple Bidco, FRN, 1M USD LIBOR + 5.75%, 8.274%, 9/21/29  3,370 3,262
Mileage Plus Holdings, FRN, 1M USD LIBOR + 5.25%, 7.313%,
6/21/27  43,015 43,627
SkyMiles IP, FRN, 3M USD LIBOR + 3.75%, 6.46%, 10/20/27  14,105 14,274
United Airlines, FRN, 1M USD LIBOR + 3.75%, 6.533%, 4/21/28  25,426 24,677
168,294
Automotive 2.2%
Adient U.S., FRN, 1M USD LIBOR + 3.25%, 5.774%, 4/10/28  5,002 4,893
American Auto Auction Group, FRN, 1M TSFR + 5.00%, 7.054%,
12/30/27  7,972 7,364
Autokiniton U.S. Holdings, FRN, 1M USD LIBOR + 4.50%, 6.873%,
4/6/28  11,613 11,243
Clarios Global, FRN, 1M USD LIBOR + 3.25%, 5.774%, 4/30/26  7,095 6,896
Dexko Global, FRN, 1M USD LIBOR + 3.75%, 5.801%, 10/4/28  4,852 4,634
Driven Holdings, FRN, 1M USD LIBOR + 3.00%, 3.517%,
12/17/28 (3) 5,007 4,857
LS Group OpCo Acquistion, FRN, 1M USD LIBOR + 3.25%, 6.58%,
11/2/27  7,205 7,004
Mavis Tire Express Services Topco, FRN, 1M TSFR + 4.00%,
6.375%, 5/4/28  33,270 32,381
Tenneco, FRN, 3M USD LIBOR + 3.00%, 5.524%, 10/1/25  11,449 11,294
Wand NewCo 3, FRN, 1M USD LIBOR + 3.00%, 5.524%, 2/5/26 (2) 14,830 14,207
104,773
Broadcasting 3.3%
Clear Channel Outdoor Holdings, FRN, 1M USD LIBOR + 3.50%,
6.305%, 8/21/26  30,447 28,133
T. ROWE PRICE Floating Rate Fund

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 1M USD LIBOR + 3.50%, 6.024%, 12/17/26 (2) 26,951 26,109
EW Scripps, FRN, 1M USD LIBOR + 2.75%, 5.274%, 1/7/28  22,565 22,215
Gray Television, FRN, 1M USD LIBOR + 3.00%, 5.373%, 12/1/28  8,708 8,565
iHeartCommunications, FRN, 1M USD LIBOR + 3.25%, 5.774%,
5/1/26  25,317 24,444
NEP Group, FRN, 3M USD LIBOR + 3.25%, 5.774%, 10/20/25  6,670 6,373
NEP Group, FRN, 3M USD LIBOR + 7.00%, 9.524%, 10/19/26  3,510 3,171
Univision Communications, FRN, 1M TSFR + 4.25%, 6.254%,
6/10/29  5,435 5,326
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
5.774%, 3/15/26  9,781 9,540
Univision Communications, FRN, 1M USD LIBOR + 3.25%,
5.774%, 1/31/29  23,481 22,735
156,611
Building Products 1.2%
Chariot Buyer, FRN, 1M USD LIBOR + 3.50%, 6.024%, 11/3/28  21,498 20,424
CP Atlas Buyer, FRN, 1M USD LIBOR + 3.75%, 6.274%, 11/23/27  5,198 4,803
Hunter Douglas, FRN, 1M TSFR + 3.50%, 6.34%, 2/26/29  14,980 13,055
Specialty Building Products Holdings, FRN, 1M USD LIBOR +
3.75%, 6.118%, 10/15/28  5,259 4,995
SRS Distribution, FRN, 1M TSFR + 3.60%, 6.177%, 6/4/28  2,984 2,865
SRS Distribution, FRN, 1M USD LIBOR + 3.50%, 6.306%, 6/2/28  8,280 7,990
54,132
Cable Operators 1.5%
Altice France, FRN, 3M USD LIBOR + 3.69%, 6.20%, 1/31/26  3,296 3,182
Altice France, FRN, 3M USD LIBOR + 4.00%, 6.905%, 8/14/26  23,904 23,115
Cablevision Lightpath, FRN, 1M USD LIBOR + 3.25%, 5.641%,
11/30/27  5,506 5,408
Directv Financing, FRN, 1M USD LIBOR + 5.00%, 7.524%, 8/2/27  21,114 20,158
Eagle Broadband Investments, FRN, 1M USD LIBOR + 3.00%,
5.313%, 11/12/27  7,692 7,506
Radiate Holdco, FRN, 1M USD LIBOR + 3.25%, 5.774%, 9/25/26  9,330 8,886
68,255
Chemicals 1.6%
Aruba Investments Holdings, FRN, 1M USD LIBOR + 4.00%,
6.444%, 11/24/27  10,579 10,156
Aruba Investments Holdings, FRN, 1M USD LIBOR + 7.75%,
10.194%, 11/24/28  4,620 4,325
Avient, FRN, 1M TSFR + 3.25%, 7/27/29 (2)(3) 4,615 4,592
CP Iris Holdco I, FRN, 1M USD LIBOR + 3.50%, 5.602%,
10/2/28 (4) 10,923 10,359
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 9.524%,
10/1/29 (3) 985 926
Eco Services Operations, FRN, 1M USD LIBOR + 2.50%, 5.306%,
6/9/28  253 247
LSF11 A5 HoldCo, FRN, 1M TSFR + 3.50%, 6.07%, 10/15/28  7,631 7,452

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Nouryon USA, FRN, 1M USD LIBOR + 3.00%, 5.25%, 10/1/25 (2) 9,465 9,212
Vibrantz Technologies, FRN, 3M TSFR + 4.25%, 6.977%, 2/2/92  8,540 7,627
WR Grace Holdings, FRN, 3M USD LIBOR + 3.75%, 6.063%,
9/22/28  19,230 18,829
73,725
Consumer Products 1.2%
ABG Intermediate Holdings 2, FRN, 1M USD LIBOR + 3.25%,
5.774%, 9/27/24  15,167 14,966
Amer Sports Holding, FRN, 3M EURIBOR + 4.50%, 5.131%,
3/30/26 (EUR)  9,010 8,679
Life Time, FRN, 1M USD LIBOR + 4.75%, 7.82%, 12/16/24  5,230 5,152
Olaplex, FRN, 1M TSFR + 3.75%, 6.391%, 2/16/29 (3) 18,469 17,869
Peloton Interactive, FRN, 1M TSFR + 6.50%, 8.346%, 5/25/27  4,145 4,062
PLNTF Holdings, FRN, 1M USD LIBOR + 8.00%, 10.096%,
3/22/26 (3) 3,445 3,342
United PF Holdings, FRN, 1M USD LIBOR + 8.50%, 10.75%,
12/30/26 (3) 3,992 3,857
57,927
Container 1.3%
Charter Next Generation, FRN, 1M USD LIBOR + 3.75%, 6.556%,
12/1/27  54,384 52,732
Proampac PG Borrower, FRN, 1M USD LIBOR + 3.75%, 6.458%,
11/3/25  7,929 7,698
60,430
Energy 1.3%
Brazos Delaware II, FRN, 3M USD LIBOR + 4.00%, 6.368%,
5/21/25  7,110 7,033
Citgo Holding, FRN, 1M USD LIBOR + 7.00%, 9.524%, 8/1/23  3,119 3,112
CQP Holdco, FRN, 1M USD LIBOR + 3.75%, 6.00%, 6/5/28  5,526 5,411
M6 ETX Holdings II Midco, FRN, 1M TSFR + 4.50%, 8/11/29 (2) 9,510 9,362
Medallion Midland Acquisition, FRN, 1M USD LIBOR + 3.75%,
6.274%, 10/18/28  15,828 15,571
Prairie ECI Acquiror, FRN, 3M USD LIBOR + 4.75%, 7.274%,
3/11/26  14,328 13,628
Southwestern Energy, FRN, 1M TSFR + 2.50%, 4.704%, 6/22/27  4,923 4,874
58,991
Entertainment & Leisure 3.9%
Alchemy Copyrights, FRN, 1M USD LIBOR + 3.00%, 5.373%,
3/10/28 (3) 18,407 18,131
AMC Entertainment Holdings, FRN, 3M USD LIBOR + 3.00%,
5.38%, 4/22/26  7,207 6,170
Delta 2, FRN, 3M USD LIBOR + 2.50%, 5.024%, 2/1/24  10,223 10,125
Dorna Sports, FRN, 3M EURIBOR + 3.75%, 3.75%, 2/3/29 (EUR)  4,850 4,688
Nascar Holdings, FRN, 3M USD LIBOR + 2.50%, 5.024%, 10/19/26  373 366
Pug, FRN, 1M USD LIBOR + 4.25%, 6.774%, 2/13/27 (3) 7,556 7,122

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SeaWorld Parks & Entertainment, FRN, 1M USD LIBOR + 3.00%,
5.563%, 8/25/28  41,219 40,478
SMG U.S. Midco 2, FRN, 1M USD LIBOR + 2.50%, 5.024%,
1/23/25  8,141 7,843
UFC Holdings, FRN, 1M USD LIBOR + 2.75%, 5.52%, 4/29/26  62,399 60,527
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.75%, 5.28%, 5/18/25  25,413 24,536
179,986
Financial 10.8%
Acrisure, FRN, 1M USD LIBOR + 3.50%, 6.024%, 2/15/27  17,120 16,368
Acrisure, FRN, 1M USD LIBOR + 3.75%, 6.274%, 2/15/27  13,474 12,935
Acrisure, FRN, 1M USD LIBOR + 4.25%, 6.774%, 2/15/27  8,032 7,784
Advisor Group Holdings, FRN, 1M USD LIBOR + 4.50%, 7.024%,
7/31/26  4,766 4,640
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.25%,
5.774%, 5/9/25  5,371 5,258
Alliant Holdings Intermediate, FRN, 1M USD LIBOR + 3.50%,
5.877%, 11/5/27  41,671 40,504
Allspring Buyer, FRN, 1M TSFR + 4.00%, 6.054%, 11/1/28  2,285 2,265
Allspring Buyer, FRN, 3M USD LIBOR + 4.00%, 6.054%, 11/1/28  7,255 7,147
Apollo Commercial Real Estate Finance, FRN, 1M USD LIBOR +
3.50%, 5.944%, 3/11/28 (3) 4,886 4,690
Aretec Group, FRN, 3M USD LIBOR + 4.25%, 6.705%, 10/1/25  35,601 34,756
Armor Holdco, FRN, 1M USD LIBOR + 4.50%, 6.75%, 12/11/28  5,300 5,194
AssuredPartners, FRN, 1M TSFR + 3.50%, 5.955%, 2/12/27  19,476 18,922
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 6.024%, 2/12/27  17,158 16,648
AssuredPartners, FRN, 1M USD LIBOR + 3.50%, 6.024%, 2/12/27  2,009 1,952
Blackstone Mortgage Trust, FRN, 1M TSFR + 3.50%, 5.955%,
5/9/29 (3) 7,420 7,235
Citadel Securities, FRN, 1M TSFR + 3.00%, 2/2/28 (2) 5,270 5,169
Claros Mortgage Trust, FRN, 1M TSFR + 4.50%, 6.993%,
8/9/26 (3) 6,313 6,139
Deerfield Dakota Holding, FRN, 1M TSFR + 5.00%, 7.563%, 4/9/27  7,431 7,231
Edelman Financial Engines Center, FRN, 1M USD LIBOR + 3.50%,
6.024%, 4/7/28  4,951 4,742
Edelman Financial Engines Center, FRN, 3M USD LIBOR + 6.75%,
9.274%, 7/20/26  12,864 11,749
EIG Management, FRN, 3M USD LIBOR + 3.75%, 6.274%, 2/24/25  6,745 6,610
Focus Financial Partners, FRN, 1M USD LIBOR + 2.50%, 5.024%,
6/30/28  7,491 7,347
Hightower Holding, FRN, 1M USD LIBOR + 4.00%, 6.732%,
4/21/28  7,602 7,365
Howden Group Holdings, FRN, 1M USD LIBOR + 3.25%, 5.813%,
11/12/27  4,955 4,821
HUB International, FRN, 1M USD LIBOR + 3.00%, 5.766%, 4/25/25  2,742 2,682
HUB International, FRN, 1M USD LIBOR + 3.25%, 5.981%, 4/25/25  98,304 96,696

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 6.45%, 3/27/28 (CAD)  4,060 2,937
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
4.25%, 7.748%, 3/27/28 (CAD) (3) 13,429 9,713
Jones Deslauriers Insurance Management, FRN, 3M CAD CDOR +
7.50%, 10.998%, 3/26/29 (CAD) (3) 4,240 3,083
Nexus Buyer, FRN, 1M USD LIBOR + 3.75%, 6.274%, 11/9/26  3,126 3,031
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 8.63%, 11/5/29  7,130 6,732
Ryan Specialty Group, FRN, 1M USD LIBOR + 3.00%, 5.555%,
9/1/27  7,606 7,492
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
3.75%, 6.274%, 9/3/26  13,553 13,311
Sedgwick Claims Management Services, FRN, 1M USD LIBOR +
4.25%, 6.774%, 9/3/26  3,842 3,783
Sedgwick Claims Management Services, FRN, 3M USD LIBOR +
3.25%, 5.774%, 12/31/25  26,923 26,304
Starwood Property Mortgage, FRN, 1M USD LIBOR + 3.25%,
5.774%, 7/26/26 (3) 1,329 1,296
Superannuation & Investments U.S., FRN, 1M USD LIBOR + 3.75%,
6.274%, 12/1/28  9,868 9,671
Tegra118 Wealth Solutions, FRN, 1M USD LIBOR + 4.00%,
6.961%, 2/18/27  7,229 6,958
USI, FRN, 1M USD LIBOR + 3.25%, 5.50%, 12/2/26  24,961 24,571
USI, FRN, 3M USD LIBOR + 3.00%, 5.25%, 5/16/24  26,844 26,503
VFH Parent, FRN, 1M TSFR + 3.00%, 5.397%, 1/7/29  11,984 11,649
503,883
Food 2.0%
Chobani, FRN, 1M USD LIBOR + 3.50%, 6.024%, 10/25/27  2,160 2,069
Naked Juice, FRN, 1M TSFR + 6.10%, 8.154%, 1/20/30  19,110 17,454
Naked Juice, FRN, 3M TSFR + 3.25%, 5.405%, 1/20/29  12,340 11,811
Primary Products Finance, FRN, 1M USD LIBOR + 4.15%, 4.50%,
10/22/28  10,085 9,824
Simply Good Foods USA, FRN, 1M TSFR + 3.25%, 6.181%, 7/7/24  6,162 6,134
Triton Water Holdings, FRN, 1M USD LIBOR + 3.50%, 5.75%,
3/31/28  11,193 10,446
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 5.813%, 12/21/27  17,553 17,027
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 9.313%, 12/21/28  18,170 17,443
92,208
Gaming 1.5%
Aristocrat Technologies, FRN, 1M TSFR + 2.25%, 4.404%, 5/24/29  4,665 4,606
Caesars Resort Collection, FRN, 1M USD LIBOR + 3.50%, 6.024%,
7/21/25  14,512 14,374
Caesars Resort Collection, FRN, 3M USD LIBOR + 2.75%, 5.274%,
12/23/24  5,270 5,196
Great Canadian Gaming, FRN, 1M USD LIBOR + 4.00%, 6.096%,
11/1/26  12,205 11,943

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
HRNI Holdings, FRN, 1M USD LIBOR + 4.25%, 6.743%,
12/11/28 (3) 8,099 7,775
Playtika Holding, FRN, 1M USD LIBOR + 2.75%, 5.274%, 3/13/28  3,148 3,075
Scientific Games Holdings, FRN, 1M TSFR + 3.21%, 4.175%,
2/4/29  12,065 11,604
Scientific Games International, FRN, 1M TSFR + 3.00%, 5.407%,
4/7/29  11,585 11,382
69,955
Health Care 15.2%
ADMI, FRN, 1M USD LIBOR + 3.38%, 5.899%, 12/23/27  5,346 4,918
ADMI, FRN, 1M USD LIBOR + 3.75%, 6.274%, 12/23/27  951 888
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 4.959%, 2/15/29 (4) 56,815 54,258
Auris Luxembourg III, FRN, 3M USD LIBOR + 3.75%, 5.576%,
2/27/26  14,232 13,307
Azalea Topco, FRN, 1M TSFR + 3.75%, 6.227%, 7/25/26 (3) 16,499 15,880
Azalea Topco, FRN, 1M USD LIBOR + 3.50%, 6.024%, 7/24/26  17,014 16,273
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 6.274%, 7/24/26  13,610 12,981
CAB SELAS, FRN, 3M EURIBOR + 2.75%, 3.027%, 2/9/28 (EUR)  2,770 2,595
CHG Healthcare Services, FRN, 1M USD LIBOR + 3.25%, 4.75%,
9/29/28  5,025 4,892
Curia Global, FRN, 1M USD LIBOR + 3.75%, 6.555%, 8/30/26  7,382 7,106
Diacine France, FRN, 3M EURIBOR + 3.50%, 3.50%, 12/13/24
(EUR)  2,580 2,476
Embecta, FRN, 3M TSFR + 3.00%, 5.054%, 3/30/29  8,284 8,084
Eyecare Partners, FRN, 1M USD LIBOR + 6.75%, 9.00%, 11/15/29  1,600 1,472
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 6.25%,
10/1/27  65,263 63,672
Heartland Dental, FRN, 1M TSFR + 5.00%, 7.296%, 9/29/28  5,500 5,308
Heartland Dental, FRN, 1M USD LIBOR + 4.00%, 6.444%, 4/30/25  19,699 18,842
Heartland Dental, FRN, 3M USD LIBOR + 3.50%, 6.024%, 4/30/25  27,455 26,208
ICON Luxembourg, FRN, 1M USD LIBOR + 2.25%, 4.563%, 7/3/28  17,495 17,202
ICU Medical, FRN, 1M TSFR + 2.50%, 4.554%, 12/14/28  7,726 7,540
Insulet, FRN, 1M USD LIBOR + 3.25%, 5.774%, 5/4/28  32,117 31,314
LifePoint Health, FRN, 1M USD LIBOR + 3.75%, 6.274%, 11/16/25  16,952 16,407
Maravai Intermediate Holdings, FRN, 1M TSFR + 3.00%, 5.553%,
10/29/27  35,460 34,906
MED ParentCo, FRN, 1M USD LIBOR + 4.25%, 6.774%, 8/31/26  21,414 18,938
MED ParentCo, FRN, 1M USD LIBOR + 8.25%, 10.774%, 8/30/27  8,045 7,120
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 5.774%,
10/23/28  48,932 46,599
National Mentor Holdings, FRN, 1M USD LIBOR + 3.75%, 6.127%,
3/2/28  8,842 7,471
National Mentor Holdings, FRN, 1M USD LIBOR + 7.25%, 9.51%,
3/2/29  8,765 7,428
Netsmart, FRN, 1M USD LIBOR + 4.00%, 6.524%, 10/1/27  5,239 5,101
One Call, FRN, 1M USD LIBOR + 5.50%, 8.313%, 4/22/27  5,513 4,483

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Option Care Health, FRN, 1M USD LIBOR + 2.75%, 5.274%,
10/27/28  5,097 5,037
Organon, FRN, 1M USD LIBOR + 3.00%, 4.625%, 6/2/28  9,106 8,992
Padagis, FRN, 1M USD LIBOR + 4.75%, 7.043%, 7/6/28 (3) 4,908 4,491
Pathway Vet Alliance, FRN, 1M USD LIBOR + 3.75%, 6.00%,
3/31/27  17,354 16,339
Perrigo Investments, FRN, 1M TSFR + 2.50%, 4.907%, 4/20/29 (3) 7,355 7,281
PetVet Care Centers, FRN, 1M TSFR + 5.00%, 7.25%, 2/14/25 (2) 16,200 15,836
PetVet Care Centers, FRN, 1M USD LIBOR + 3.50%, 6.024%,
2/14/25  43,962 42,497
PetVet Care Centers, FRN, 3M USD LIBOR + 3.25%, 5.774%,
2/14/25  5,220 5,020
PetVet Care Centers, FRN, 3M USD LIBOR + 6.25%, 8.774%,
2/13/26  12,250 11,852
Phoenix Newco, FRN, 1M USD LIBOR + 3.25%, 5.774%, 11/15/28  19,009 18,486
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 9.024%, 11/15/29  17,820 16,840
Project Ruby Ultimate Parent, FRN, 1M USD LIBOR + 3.25%,
5.774%, 3/10/28  15,343 14,861
Radiology Partners, FRN, 1M USD LIBOR + 4.25%, 6.659%,
7/9/25  4,795 4,463
Roar BidCo, FRN, 3M EURIBOR + 3.20%, 3.539%, 2/17/28 (EUR)  3,830 3,644
SAM Bidco, FRN, 1M USD LIBOR + 3.25%, 5.50%, 12/13/24 (3) 1,030 973
Select Medical, FRN, 3M USD LIBOR + 2.50%, 5.03%, 3/6/25  4,483 4,378
Southern Veterinary Partners, FRN, 1M USD LIBOR + 4.00%,
6.524%, 10/5/27  14,646 14,096
Southern Veterinary Partners, FRN, 1M USD LIBOR + 7.75%,
10.274%, 10/5/28  1,305 1,245
Sunshine Luxembourg VII, FRN, 1M USD LIBOR + 3.75%, 6.00%,
10/1/26  10,568 10,165
Surgery Center Holdings, FRN, 1M USD LIBOR + 3.75%, 6.14%,
8/31/26  26,513 25,690
U.S. Radiology Specialists, FRN, 1M USD LIBOR + 5.25%, 7.563%,
12/15/27  8,111 7,739
Waystar Technologies, FRN, 1M USD LIBOR + 4.00%, 6.524%,
10/22/26  5,744 5,613
709,207
Information Technology 11.3%
Applied Systems, FRN, 1M USD LIBOR + 3.00%, 5.25%,
9/19/24 (2) 35,811 35,471
Applied Systems, FRN, 1M USD LIBOR + 5.50%, 7.75%, 9/19/25  26,866 26,552
AppLovin, FRN, 1M USD LIBOR + 3.00%, 5.25%, 10/25/28  8,179 7,939
Arches Buyer, FRN, 1M USD LIBOR + 3.25%, 5.774%, 12/6/27  4,335 4,087
Boxer Parent, FRN, 1M USD LIBOR + 3.75%, 6.274%, 10/2/25  5,967 5,748
Boxer Parent, FRN, 1M USD LIBOR + 5.50%, 8.024%, 2/27/26  4,785 4,570
CCC Intelligent Solutions, FRN, 3M USD LIBOR + 2.25%, 4.50%,
9/21/28  4,883 4,778
Central Parent, FRN, 1M TSFR + 4.50%, 6.61%, 6/9/29  41,860 40,749

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
ConnectWise, FRN, 1M USD LIBOR + 3.50%, 5.75%, 9/29/28  8,335 8,087
Conservice Midco, FRN, 1M USD LIBOR + 4.25%, 6.774%,
5/13/27  4,323 4,193
Delta Topco, FRN, 1M USD LIBOR + 7.25%, 9.336%, 12/1/28  5,445 4,869
ECI Macola, FRN, 1M USD LIBOR + 3.75%, 6.00%, 11/9/27  13,241 12,930
Entegris, FRN, 1M TSFR + 3.00%, 5.597%, 3/2/29  21,760 21,690
Epicor Software, FRN, 1M USD LIBOR + 3.25%, 5.774%, 7/30/27  67,704 65,602
Epicor Software, FRN, 1M USD LIBOR + 7.75%, 10.274%, 7/31/28  11,185 11,124
Genesys Cloud Services Holdings II, FRN, 1M USD LIBOR +
4.00%, 6.524%, 12/1/27  4,895 4,804
Hyland Software, FRN, 1M USD LIBOR + 3.50%, 6.024%, 7/1/24  6,632 6,539
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 8.774%, 7/7/25  19,233 18,897
Infinite Bidco, FRN, 1M USD LIBOR + 3.25%, 5.50%, 3/2/28  4,987 4,844
Infinite Bidco, FRN, 1M USD LIBOR + 7.00%, 9.25%, 3/2/29  5,600 5,236
Magnite, FRN, 1M USD LIBOR + 5.00%, 7.741%, 4/28/28  5,463 5,245
McAfee, FRN, 1M TSFR + 4.00%, 6.407%, 3/1/29  19,965 18,892
MH Sub I, FRN, 1M USD LIBOR + 3.75%, 6.274%, 9/13/24  25,737 25,073
MH Sub I, FRN, 1M USD LIBOR + 6.25%, 8.705%, 2/23/29  21,381 20,461
MH Sub I, FRN, 3M USD LIBOR + 3.75%, 6.274%, 9/13/24  20,095 19,570
Mitchell International, FRN, 1M USD LIBOR + 6.50%, 9.57%,
10/15/29  11,410 10,704
Planview Parent, FRN, 1M USD LIBOR + 4.00%, 6.524%, 12/17/27  8,498 8,234
Proofpoint, FRN, 1M USD LIBOR + 3.25%, 6.32%, 8/31/28  4,935 4,741
Proofpoint, FRN, 3M USD LIBOR + 6.25%, 9.32%, 8/31/29  4,725 4,607
RealPage, FRN, 1M USD LIBOR + 3.00%, 5.524%, 4/24/28  27,619 26,534
RealPage, FRN, 1M USD LIBOR + 6.50%, 9.024%, 4/23/29  12,015 11,670
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 7.25%, 9/25/26  12,641 9,518
Sophia, FRN, 1M TSFR + 4.00%, 6.459%, 10/7/27  13,965 13,616
Sophia, FRN, 1M USD LIBOR + 3.50%, 5.75%, 10/7/27  19,661 18,961
Sovos Compliance, FRN, 1M USD LIBOR + 4.50%, 7.024%,
8/11/28  5,595 5,433
Storable, FRN, 1M TSFR + 3.50%, 5.995%, 4/17/28  8,071 7,789
Tenable, FRN, 1M USD LIBOR + 2.75%, 5.556%, 7/7/28  2,685 2,591
TIBCO Software, FRN, 1M USD LIBOR + 3.75%, 6.28%, 6/30/26  6,930 6,888
TIBCO Software, FRN, 1M USD LIBOR + 7.25%, 9.78%, 3/3/28  3,501 3,479
Uber Technologies, FRN, 1M USD LIBOR + 3.50%, 6.57%, 4/4/25  3,938 3,905
526,620
Lodging 0.3%
Aimbridge Acquisition, FRN, 1M USD LIBOR + 4.75%, 7.127%,
2/2/26  7,370 6,854
Aimbridge Acquisition, FRN, 3M USD LIBOR + 3.75%, 6.274%,
2/2/26  7,023 6,461
13,315
Manufacturing 3.1%
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 3.75%,
6.00%, 5/19/28  16,212 15,656

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
8.75%, 5/21/29  10,645 10,144
Engineered Machinery Holdings, FRN, 3M EURIBOR + 3.75%,
3.75%, 5/21/28 (EUR)  2,605 2,482
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
8.25%, 5/21/29  14,274 13,610
Filtration Group, FRN, 1M USD LIBOR + 3.50%, 6.024%,
10/21/28 (2) 29,231 28,412
Filtration Group, FRN, 3M USD LIBOR + 3.00%, 5.524%,
3/31/25 (2) 25,101 24,642
LTI Holdings, FRN, 1M USD LIBOR + 4.50%, 7.024%, 7/24/26  1,911 1,814
LTI Holdings, FRN, 1M USD LIBOR + 4.50%, 7.024%, 7/24/26  1,401 1,330
LTI Holdings, FRN, 3M USD LIBOR + 3.25%, 5.774%, 9/6/25  774 731
LTI Holdings, FRN, 3M USD LIBOR + 6.75%, 9.274%, 9/6/26  5,430 5,067
Madison IAQ, FRN, 1M USD LIBOR + 3.25%, 4.524%, 6/21/28  9,850 9,488
Pro Mach Group, FRN, 1M USD LIBOR + 4.00%, 6.489%, 8/31/28  17,344 16,940
SRAM, FRN, 1M USD LIBOR + 2.75%, 5.367%, 5/18/28  8,748 8,529
Watlow Electric Manufacturing, FRN, 1M USD LIBOR + 3.75%,
6.274%, 3/2/28  7,142 6,989
145,834
Metals & Mining 0.1%
Grinding Media, FRN, 1M USD LIBOR + 4.00%, 4.796%,
10/12/28 (3) 7,006 6,725
6,725
Publishing 0.1%
Cengage Learning, FRN, 1M USD LIBOR + 4.75%, 7.814%,
7/14/26  6,973 6,577
6,577
Real Estate Investment Trust Securities 0.1%
KREF Holdings X, FRN, 1M USD LIBOR + 3.50%, 5.938%,
9/1/27 (3) 4,559 4,445
4,445
Restaurants 1.6%
Dave & Buster's, FRN, 1M TSFR + 5.00%, 7.455%, 6/29/29  17,070 16,657
IRB Holding, FRN, 1M TSFR + 3.15%, 5.437%, 12/15/27  22,453 21,690
IRB Holding, FRN, 1M USD LIBOR + 2.75%, 5.274%, 2/5/25  22,228 21,737
MIC Glen, FRN, 1M USD LIBOR + 6.75%, 9.274%, 7/20/29  2,990 2,863
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 6.024%, 2/5/27  5,016 4,801
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 10.024%,
2/4/28  8,305 7,786
75,534
Retail 1.5%
At Home Group, FRN, 1M USD LIBOR + 4.00%, 6.277%, 7/24/28  5,998 4,763
CNT Holdings I, FRN, 1M USD LIBOR + 3.50%, 5.812%, 11/8/27  15,599 15,223
CNT Holdings I, FRN, 1M USD LIBOR + 6.75%, 9.062%, 11/6/28  6,745 6,515

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Petco Health & Wellness, FRN, 1M USD LIBOR + 3.25%, 5.50%,
3/3/28  7,241 7,010
PetSmart, FRN, 1M USD LIBOR + 3.75%, 6.27%, 2/11/28  35,586 34,697
68,208
Satellites 1.2%
Iridium Satellite, FRN, 1M USD LIBOR + 2.50%, 5.024%, 11/4/26  30,148 29,733
Maxar Technologies, FRN, 1M TSFR + 4.25%, 6.805%, 6/9/29  10,195 9,772
Xplornet Communications, FRN, 1M USD LIBOR + 4.00%, 6.524%,
10/2/28  12,971 11,958
Xplornet Communications, FRN, 1M USD LIBOR + 7.00%, 9.524%,
10/1/29 (3) 4,670 4,296
55,759
Services 10.3%
Advantage Sales & Marketing, FRN, 1M USD LIBOR + 4.50%,
6.876%, 10/28/27  8,759 8,204
AG Group Holdings, FRN, 1M TSFR + 4.00%, 6.56%, 12/29/28  5,646 5,519
AI Aqua Merger Sub, FRN, 1M TSFR + 4.00%, 7/30/28 (2) 4,980 4,783
AI Aqua Merger Sub, FRN, 1M USD LIBOR + 3.75%, 6.037%,
7/31/28  7,375 7,073
Albion Acquisitions, FRN, 1M USD LIBOR + 5.25%, 8.009%,
8/17/26  15,457 14,723
Allied Universal Holdco, FRN, 1M USD LIBOR + 3.75%, 6.274%,
5/12/28  3,390 3,229
Anticimex Global, FRN, 1M USD LIBOR + 3.50%, 6.57%, 11/16/28  4,790 4,630
Anticimex Global, FRN, 1M USD LIBOR + 4.00%, 5.598%,
11/16/28  4,506 4,379
Ascend Learning, FRN, 1M USD LIBOR + 3.50%, 6.024%,
12/11/28  33,152 31,554
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 8.274%,
12/10/29  34,325 30,755
Broom Holdings Bidco, FRN, 1M EURIBOR + 3.75%, 3.75%,
8/24/28 (EUR)  7,290 6,962
Camelot U.S. Acquisition, FRN, 1M USD LIBOR + 3.00%, 5.524%,
10/30/26  1,694 1,648
Ceridian HCM Holding, FRN, 1M USD LIBOR + 2.50%, 5.024%,
4/30/25  2,210 2,151
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 9.063%, 6/4/29  12,820 10,138
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
3.75%, 6.274%, 3/31/28  7,392 7,223
DG Investment Intermediate Holdings 2, FRN, 1M USD LIBOR +
6.75%, 9.274%, 3/30/29  3,350 3,096
Dun & Bradstreet, FRN, 1M USD LIBOR + 3.25%, 5.743%, 2/6/26  11,331 10,997
EG America, FRN, 1M USD LIBOR + 4.25%, 6.50%, 3/31/26  8,725 8,521
EG America, FRN, 3M USD LIBOR + 4.00%, 6.25%, 2/7/25  17,933 17,484
EG Finco, FRN, 3M EURIBOR + 7.00%, 7.00%, 4/30/27 (EUR)  12,820 11,418
EP Purchaser, FRN, 1M USD LIBOR + 3.50%, 5.75%, 11/6/28  4,070 3,988

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GFL Environmental, FRN, 1M USD LIBOR + 3.00%, 5.806%,
5/30/25  16,580 16,469
Instructure Holdings, FRN, 1M USD LIBOR + 2.75%, 6.121%,
10/30/28 (3) 285 279
KKR Apple Bidco, FRN, 1M TSFR + 4.00%, 6.257%, 9/23/28  4,200 4,132
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 7.024%, 11/3/27  4,035 2,915
Mermaid Bidco, FRN, 1M USD LIBOR + 3.50%, 6.302%,
12/22/27 (3) 4,516 4,290
Prime Security Services Borrower, FRN, 1M USD LIBOR + 2.75%,
5.107%, 9/23/26  4,851 4,732
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 6.024%,
5/30/26  7,091 6,865
Project Boost Purchaser, FRN, 1M USD LIBOR + 3.50%, 6.024%,
6/1/26  3,958 3,833
Renaissance Holdings, FRN, 1M TSFR + 4.50%, 6.186%, 3/30/29  8,152 7,944
Renaissance Holdings, FRN, 3M USD LIBOR + 3.25%, 5.774%,
5/30/25  6,102 5,928
Renaissance Holdings, FRN, 3M USD LIBOR + 7.00%, 9.524%,
5/29/26  6,080 5,837
Sabre GLBL, FRN, 1M TSFR + 4.25%, 6.805%, 6/30/28  6,060 5,747
Sabre GLBL, FRN, 1M TSFR + 5.00%, 7.555%, 6/30/28 (3) 6,440 6,198
Sabre GLBL, FRN, 1M USD LIBOR + 3.50%, 6.024%, 12/17/27  3,635 3,399
Skopima Consilio Parent, FRN, 1M USD LIBOR + 4.00%, 6.524%,
5/12/28  11,836 11,383
Staples, FRN, 3M USD LIBOR + 5.00%, 7.782%, 4/16/26  21,642 19,010
TK Elevator U.S. Newco, FRN, 6M USD LIBOR + 3.50%, 6.871%,
7/30/27  16,566 16,059
TruGreen, FRN, 1M USD LIBOR + 4.00%, 6.524%, 11/2/27  1,385 1,326
TruGreen, FRN, 1M USD LIBOR + 8.50%, 10.75%, 11/2/28 (3) 7,271 6,762
UKG, FRN, 1M USD LIBOR + 3.25%, 5.535%, 5/4/26  47,807 46,244
UKG, FRN, 1M USD LIBOR + 5.25%, 7.535%, 5/3/27  79,930 77,670
USIC Holdings, FRN, 1M USD LIBOR + 3.50%, 6.024%, 5/12/28  6,668 6,442
USIC Holdings, FRN, 1M USD LIBOR + 6.50%, 9.024%, 5/14/29  5,880 5,395
VeriFone Systems, FRN, 3M USD LIBOR + 4.00%, 6.997%, 8/20/25  6,678 6,152
White Cap Buyer, FRN, 1M TSFR + 3.75%, 6.272%, 10/19/27  5,512 5,316
478,802
Utilities 2.4%
Brookfield WEC Holdings, FRN, 1M TSFR + 3.75%, 6.19%, 8/1/25  16,700 16,416
Brookfield WEC Holdings, FRN, 1M USD LIBOR + 2.75%, 5.274%,
8/1/25  7,999 7,799
Covanta Holding, FRN, 1M USD LIBOR + 2.50%, 5.024%, 11/30/28  7,667 7,498
Exgen Renewables IV, FRN, 3M USD LIBOR + 2.50%, 5.57%,
12/15/27  12,277 12,097
PG&E, FRN, 1M USD LIBOR + 3.00%, 5.563%, 6/23/25 (2) 36,500 35,748
Pike, FRN, 1M TSFR + 3.50%, 6.022%, 1/21/28  4,895 4,809
Pike, FRN, 1M USD LIBOR + 3.00%, 5.53%, 1/21/28  9,873 9,640

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
TerraForm Power Operating, FRN, 1M TSFR + 2.75%, 5.115%,
5/30/29  17,465 17,290
111,297
Wireless Communications 1.9%
Asurion, FRN, 1M USD LIBOR + 3.25%, 5.774%, 12/23/26  9,933 9,082
Asurion, FRN, 1M USD LIBOR + 3.25%, 5.774%, 7/31/27  9,269 8,466
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.774%, 1/31/28  23,306 19,926
Asurion, FRN, 1M USD LIBOR + 5.25%, 7.774%, 1/20/29  48,240 40,944
CCI Buyer, FRN, 1M TSFR + 4.00%, 6.054%, 12/17/27  9,855 9,461
CD&R Firefly Bidco, FRN, 3M GBP LIBOR + 8.36%, 9.546%,
6/1/26 (GBP) (3) 2,945 3,096
90,975
Total Bank Loans (Cost $4,135,443) 3,998,797
CONVERTIBLE PREFERRED STOCKS 0.2%
Energy Services 0.1%
NuStar Energy, VR, 10.75% (5)(6) 105 3,184
3,184
Insurance 0.0%
Alliant Services, Series A, Acquisition Date: 11/6/20,
Cost $2,093 (7)(8) 2 2,045
2,045
Utilities 0.1%
American Electric Power, 6.125%, 8/15/23  53 2,922
2,922
Total Convertible Preferred Stocks (Cost $7,527) 8,151
CORPORATE BONDS 7.2%
Aerospace & Defense 0.1%
TransDigm, 8.00%, 12/15/25 (5) 6,615 6,764
6,764
Airlines 0.6%
American Airlines, 5.50%, 4/20/26 (5) 2,800 2,660
American Airlines, 5.75%, 4/20/29 (5) 3,875 3,492
American Airlines, 11.75%, 7/15/25 (5) 10,660 11,726
Delta Air Lines, 4.75%, 10/20/28 (5) 3,245 3,101
Mileage Plus Holdings, 6.50%, 6/20/27 (5) 2,615 2,622
United Airlines, 4.375%, 4/15/26 (5) 3,190 2,903
United Airlines, 4.625%, 4/15/29 (5) 2,725 2,391
28,895
Automotive 0.9%
Adient U.S., 9.00%, 4/15/25 (5) 75 78

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Clarios Global, 6.25%, 5/15/26 (5) 3,175 3,127
Ford Motor Credit, 4.063%, 11/1/24  2,400 2,331
Ford Motor Credit, 5.584%, 3/18/24  2,375 2,368
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (5) 29,970 27,722
Tenneco, 7.875%, 1/15/29 (5) 5,125 5,164
40,790
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%, 3.374%, 4/17/25  8,500 8,438
8,438
Beverages 0.1%
Anheuser-Busch InBev Worldwide, FRN, 3M USD LIBOR + 0.74%,
3.163%, 1/12/24  3,020 3,018
3,018
Broadcasting 0.1%
iHeartCommunications, 4.75%, 1/15/28 (5) 3,055 2,635
iHeartCommunications, 5.25%, 8/15/27 (5) 885 799
iHeartCommunications, 6.375%, 5/1/26  45 43
Townsquare Media, 6.875%, 2/1/26 (5) 2,459 2,287
Urban One, 7.375%, 2/1/28 (5) 1,550 1,395
7,159
Building & Real Estate 0.1%
Cushman & Wakefield U.S. Borrower, 6.75%, 5/15/28 (5) 3,375 3,375
3,375
Cable Operators 0.4%
Altice France Holding, 10.50%, 5/15/27 (5) 8,915 7,745
Charter Communications Operating, FRN, 3M USD LIBOR +
1.65%, 4.432%, 2/1/24  3,765 3,791
Radiate Holdco, 4.50%, 9/15/26 (5) 10,005 8,604
20,140
Chemicals 0.1%
Kobe U.S. Midco 2, 9.25%, 11/1/26, (9.25% Cash or 10.00%
PIK) (5)(9) 3,880 3,143
3,143
Drugs 0.1%
AbbVie, FRN, 3M USD LIBOR + 0.65%, 3.634%, 11/21/22  2,780 2,782
2,782
Energy 0.1%
NGL Energy Operating, 7.50%, 2/1/26 (5) 4,885 4,445
Tallgrass Energy Partners, 7.50%, 10/1/25 (5) 1,970 1,973
6,418
Entertainment & Leisure 0.1%
Carnival, 9.875%, 8/1/27 (5) 3,595 3,622
Deuce Finco, FRN, 3M EURIBOR + 4.75%, 4.75%, 6/15/27
(EUR) (5) 2,090 1,872
5,494

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Financial 1.2%
Acrisure, 7.00%, 11/15/25 (5) 2,275 2,141
Acrisure, 10.125%, 8/1/26 (5) 11,405 11,462
Advisor Group Holdings, 10.75%, 8/1/27 (5) 2,505 2,511
AG Issuer, 6.25%, 3/1/28 (5) 12,505 11,505
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (5) 3,290 3,286
Alliant Holdings Intermediate, 6.75%, 10/15/27 (5) 2,680 2,435
Aretec Escrow Issuer, 7.50%, 4/1/29 (5) 5,725 4,923
AssuredPartners, 7.00%, 8/15/25 (5) 2,200 2,109
GTCR AP Finance, 8.00%, 5/15/27 (5) 3,670 3,574
HUB International, 7.00%, 5/1/26 (5) 8,150 7,977
Ryan Specialty Group, 4.375%, 2/1/30 (5) 665 594
USI, 6.875%, 5/1/25 (5) 4,985 4,823
57,340
Food Processing 0.0%
General Mills, FRN, 3M USD LIBOR + 1.01%, 3.75%, 10/17/23  1,950 1,961
1,961
Gaming 0.4%
Caesars Resort Collection, 5.75%, 7/1/25 (5) 7,400 7,243
International Game Technology, 6.50%, 2/15/25 (5) 4,905 4,868
MGM Resorts International, 6.00%, 3/15/23  5,100 5,094
17,205
Health Care 0.3%
CHS, 8.00%, 12/15/27 (5) 4,650 4,092
HCA, 5.375%, 2/1/25  4,720 4,767
Mozart Debt Merger Sub, 3.875%, 4/1/29 (5) 5,190 4,386
13,245
Information Technology 0.3%
Boxer Parent, 7.125%, 10/2/25 (5) 2,020 2,000
Boxer Parent, 9.125%, 3/1/26 (5) 2,315 2,228
Expedia Group, 6.25%, 5/1/25 (5) 1,264 1,296
Photo Holdings Merger Sub, 8.50%, 10/1/26 (5) 8,955 6,761
12,285
Lodging 0.0%
Hilton Domestic Operating, 5.375%, 5/1/25 (5) 1,860 1,841
1,841
Manufacturing 0.1%
Sensata Technologies, 5.625%, 11/1/24 (5) 5,005 5,030
5,030
Metals & Mining 0.1%
Big River Steel, 6.625%, 1/31/29 (5) 2,929 2,907
2,907
Satellites 0.4%
Connect Finco, 6.75%, 10/1/26 (5) 7,490 6,835
Intelsat Jackson Holdings, 6.50%, 3/15/30 (5) 6,350 5,739

T. ROWE PRICE Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Maxar Technologies, 7.75%, 6/15/27 (5) 5,175 5,136
17,710
Services 0.7%
Adtalem Global Education, 5.50%, 3/1/28 (5) 3,166 2,992
Allied Universal Holdco, 6.625%, 7/15/26 (5) 2,035 1,898
Allied Universal Holdco, 9.75%, 7/15/27 (5) 12,510 11,321
eG Global Finance, 8.50%, 10/30/25 (5) 568 528
Presidio Holdings, 8.25%, 2/1/28 (5) 4,215 3,825
Sabre GLBL, 7.375%, 9/1/25 (5) 8,110 7,725
Sabre GLBL, 9.25%, 4/15/25 (5) 5,710 5,667
33,956
Telephones 0.1%
Verizon Communications, FRN, SOFRINDX + 0.79%, 2.724%,
3/20/26  2,690 2,642
2,642
Utilities 0.6%
NextEra Energy Operating Partners, 4.25%, 7/15/24 (5) 5,175 5,007
Vistra, VR, 7.00% (5)(6)(10) 18,615 17,312
Vistra Operations, 5.125%, 5/13/25 (5) 5,190 5,164
27,483
Wireless Communications 0.1%
Sprint, 7.125%, 6/15/24  6,825 7,047
7,047
Total Corporate Bonds (Cost $362,298) 337,068
SHORT-TERM INVESTMENTS 6.4%
Money Market Funds 6.4%
T. Rowe Price Government Reserve Fund, 2.36% (11)(12) 299,710 299,710
Total Short-Term Investments (Cost $299,710) 299,710
Total Investments in Securities 99.5%
(Cost $4,804,978) $ 4,643,726
Other Assets Less Liabilities 0.5% 24,832
Net Assets 100.0% $ 4,668,558
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this loan is unsettled as of August 31, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Level 3 in fair value hierarchy.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at August 31, 2022, were $10,058 and were valued at $10,018
(0.2% of net assets).
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$295,970 and represents 6.3% of net assets.
(6) Perpetual security with no stated maturity date.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$2,045 and represents 0.0% of net assets.
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(11) Seven-day yield
(12) Affiliated Companies
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M CAD CDOR Three month CAD CDOR (Canadian Dollar offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M GBP LIBOR Three month GBP LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
GBP British Pound
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX (Secured overnight financing rate) Index
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
USD U.S. Dollar

T. ROWE PRICE Floating Rate Fund

.
.
.
.
.
.
.
.
.
.
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold (0.0)%
Goldman Sachs, Protection Sold (Relevant
Credit: American Airlines Group, Caa1*),
Receive 5.00% Quarterly, Pay upon credit
default, 6/20/23 307 (3) (12) 9
Total Bilateral Credit Default Swaps, Protection Sold (12) 9
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity, Pay
Variable 1.512% (SOFR30A) Quarterly,
9/20/22 23,790 (393) — (393)
JPMorgan Chase, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity, Pay
Variable 1.512% (SOFR30A) Quarterly,
3/20/23 17,550 588 — 588
Morgan Stanley, Receive Underlying
Reference: iBoxx USD Liquid Leveraged
Loans Total Return Index at Maturity, Pay
Variable 1.512% (SOFR30A) Quarterly,
3/20/23 10,750 325 — 325
Total Bilateral Total Return Swaps — 520
Total Bilateral Swaps (12) 529

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 900 (8) (41) 33
Total Centrally Cleared Credit Default Swaps,
Protection Sold 33
Total Centrally Cleared Swaps 33
Net payments (receipts) of variation margin to date (34)
Variation margin receivable (payable) on centrally cleared swaps $ (1)
* Credit ratings as of August 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
**
Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/21/22 USD 3,422 GBP 2,851 $ 106
HSBC Bank 11/25/22 USD 14,146 EUR 13,689 309
JPMorgan Chase 10/21/22 USD 238 GBP 198 8
Morgan Stanley 10/21/22 GBP 137 USD 162 (2)
State Street 10/21/22 USD 5,515 CAD 7,277 (24)
State Street 11/25/22 USD 13,930 EUR 13,485 300
UBS Investment Bank 10/21/22 USD 11,308 CAD 14,775 62
UBS Investment Bank 11/25/22 USD 28,234 EUR 27,310 629
Net unrealized gain (loss) on open forward
currency exchange contracts $ 1,388

T. ROWE PRICE Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.36% $ —# $ — $ 1,325+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
08/31/22
T. Rowe Price Government
Reserve Fund, 2.36% $ 413,220  ¤  ¤ $ 299,710^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $1,325 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $299,710.

T. ROWE PRICE Floating Rate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Floating Rate Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Floating Rate Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Floating Rate Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE Floating Rate Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
August 31, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on
Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at August 31, 2022, totaled $(73,000) for the period ended August 31,
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Corporate Bonds $ — $ 337,068 $ — $ 337,068
Bank Loans — 3,833,454 165,343 3,998,797
Convertible Preferred Stocks — 8,151 — 8,151
Short-Term Investments 299,710 — — 299,710
Total Securities 299,710 4,178,673 165,343 4,643,726
Swaps* — 946 — 946
Forward Currency Exchange
Contracts — 1,414 — 1,414
Total $ 299,710 $ 4,181,033 $ 165,343 $ 4,646,086
Liabilities
Swaps $ — $ 396 $ — $ 396
Forward Currency Exchange
Contracts — 26 — 26
Total $ — $ 422 $ — $ 422
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Floating Rate Fund

2022. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of
August 31, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F194-054Q1 08/22
($000s)
Beginning
Balance
5/31/22
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
8/31/22
Investment
in
Securities
Bank
Loans $ 205,592 $ (1,065) $ 14,494 $ (29,760) $ 66,758 $ (90,676) $ 165,343